Concentrations (Details) - Concentrations (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)	$ 389,547	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 814,282	$ 269,999	$ 586,176	$ 522,931
Customer A [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)	125,000									333,333
Revenues from Customers, Percentage	32.00%									41.00%
Customer A [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)												146,000
Revenues from Customers, Percentage												25.00%
Customer B [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)	123,201									123,201
Revenues from Customers, Percentage	32.00%									15.00%
Customer B [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)												131,465	628
Revenues from Customers, Percentage												22.00%	0.00%
Customer G [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)	114,600									114,600
Revenues from Customers, Percentage	29.00%									14.00%
Customer G [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)													2,975
Revenues from Customers, Percentage													1.00%
Customer D [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)	7,664									168,906
Revenues from Customers, Percentage	2.00%									21.00%
Customer D [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)													269,609
Revenues from Customers, Percentage													52.00%
Customer E [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)			115,000								131,465
Revenues from Customers, Percentage			65.00%								49.00%
Customer E [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)													66,750
Revenues from Customers, Percentage													13.00%
Customer H [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)											$ 27,754
Revenues from Customers, Percentage											10.00%
Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Percentage										10.00%